SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Current income tax expense		$ 170,825
Deferred income tax benefit	(75,118)
Total	$ (75,118)	$ 170,825